Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Accountancy fees [Member] | Greenly Trading Company [Member]
Related Party Transaction [Line Items]
Related party transactions	$ (72,600)	$ (53,998)	$ (331,100)	$ (74,100)
Sales to [Member] | PTH Safety equipment Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related party transactions	88,680	65,958	184,854	248,761
Purchases from [Member] | PTH Safety equipment Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related party transactions	(24,565)	(18,271)	(101,335)	(147,437)
Purchases from [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions	$ (1,139,643)	$ (847,633)	$ (840,241)	$ (459,691)